CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	430,127,692	420,001,792	350,804,532
Ordinary shares, shares outstanding	430,127,692	420,001,792	350,804,532
Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	99	10,000,099	74,400,299
Ordinary shares, shares outstanding	99	10,000,099	74,400,299
Parent Company [Member] | Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	430,127,692	420,001,792
Ordinary shares, shares outstanding	430,127,692	420,001,792
Parent Company [Member] | Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	99	10,000,099